November 5, 2010

Office of Insurance Products

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: VALIC Separate Account A ("Registrant")

The Variable Annuity Life Insurance Company ("Depositor")

Initial Registration Statement on Form N-4

File Nos.: 333-_________ and 811-03240

Ladies and Gentlemen:

On behalf of the Registrant, we are submitting for filing, pursuant to the Securities Act of 1933, as amended, ("1933 Act") and The Investment Company Act of 1940, as amended ("1940 Act"), an initial Form N-4 Registration Statement under the 1933 Act and the 1940 Act, respectively.

The purpose of this filing is to establish a new product to be sold through independent broker/dealers. The prospectus and SAI are substantially similar to the Portfolio Director registration statement (333-137942, though the fees are different. For this reason, and because of a recent 485(a) filing for Portfolio Director, we respectfully request selective review of this new product. Under separate cover, we will provide a redlined document of the new prospectus and Statement of Additional Information compared to the Portfolio Director product.

We confirm and acknowledge that:

1. should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

2. the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

3. the insurance company may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact me at 713-831-3150 if you have any questions or need more information.

Sincerely,

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

By /s/ Katherine Stoner

Vice President, Deputy General Counsel and Secretary

cc: Jeff Foor

Office of Insurance Products